ACQUISITIONS AND DISPOSITIONS (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended		24 Months Ended	1 Months Ended		1 Months Ended								0 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Jul. 31, 2013 Energy GTN LLC and Bison LLC USD ($)	Oct. 01, 2014 Energy Bison LLC USD ($)	Sep. 30, 2014 Ontario solar projects Energy facility	Dec. 31, 2014 Ontario solar projects Energy CAD	Sep. 30, 2014 Ontario solar projects Energy CAD	Dec. 31, 2014 Ontario solar projects Energy facility	Dec. 31, 2014 Ontario solar projects Energy CAD	Dec. 31, 2013 Ontario solar projects Energy CAD facility	Dec. 31, 2014 Ontario solar projects Energy facility	Dec. 31, 2012 CrossAlta Energy CAD	Dec. 31, 2013 CrossAlta Energy	Jul. 31, 2013 GTN LLC Energy	May 31, 2013 TC PipeLines, LP USD ($)	May 31, 2013 TC PipeLines, LP CAD	Dec. 31, 2014 TC PipeLines, LP	Dec. 31, 2013 TC PipeLines, LP	Apr. 30, 2013 TC PipeLines, LP	Dec. 31, 2012 TC PipeLines, LP	Jul. 31, 2013 TC PipeLines, LP Bison LLC	Nov. 26, 2014 Cancarb Limited Disposal Group, Not Discontinued Operations CAD	Nov. 26, 2014 Gas Pacifico and INNERGY Disposal Group, Not Discontinued Operations CAD	Nov. 26, 2014 Gas Pacifico and INNERGY Disposal Group, Not Discontinued Operations
ACQUISITIONS AND DISPOSITIONS
Number of facilities acquired						3			4		4	8
Amount for which interest is acquired in cash, net of cash acquired	241	216	214				60	181		457	216		214
Proceeds from sale of assets, net of transaction costs (Note 25)	196	0	0																				190	9
Percentage interest purchased														40.00%								45.00%
Ownership interest after acquisition (as a percent)													100.00%
Ownership interest prior to acquisition (as a percent)														60.00%
Sale of Stock, Percentage of Ownership before Transaction					30.00%										45.00%
Proceeds from Sale of Equity Method Investments				1,050	215
Long-term debt included in aggregate purchase price				146
Percentage of acquired long-term debt				45.00%
Number of common units sold in an underwritten public offering (in shares)																8,855,000	8,855,000
Price per common unit issued (in dollars per unit)																$ 43.85
Partners' Capital Account, Public Sale of Units																388
Net proceeds from issuance of common units																373
Capital contribution made to maintain general partnership interest																8
General partnership interest (as a percent)																2.00%	2.00%
Ownership interest in subsidiary (as a percent)																28.90%	28.90%	28.30%	28.90%	33.30%	33.30%
After-tax dilution gain recorded in additional paid-in capital																	29
Pre-tax dilution gain recorded in additional paid-in capital as a result of decrease in ownership interest																	47
Ownership interest (as a percent)																									30.00%
Proceeds from sale of assets	117	0	0																					9
Proceeds from Disposition of Assets, Net Proceeds																								8